CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 18 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and the VIEs exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and the VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and the VIEs in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

ESHALLGO INC.

PARENT COMPANY BALANCE SHEETS

	March 31,	March 31,
	2024	2023
ASSETS
Current assets
Intercompany receivable	$1,008,708	$550,367
Total current assets	1,008,708	550,367

Non-current assets
Investment in subsidiaries and VIEs	1,081,854	1,073,202

Total assets	$2,090,562	$1,623,569

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary share, par value $0.0001 per share, 90,000,000 shares authorized, 14,629,000 and 14,429,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	1,463	1,443
Class B ordinary share, par value $0.0001 per share, 10,000,000 shares authorized, 5,856,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	586	586
Additional paid-in capital	1,006,659	548,338
Retained earnings	1,081,854	1,073,202
Total shareholders’ equity	2,090,562	1,623,569

Total liabilities and shareholders’ equity	$2,090,562	$1,623,569

ESHALLGO INC.

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended
	March 31,
	2024	2023	2022

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	$8,652	$477,689	$595,513

NET INCOME	8,652	477,689	595,513
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	—	—	—
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$8,652	$477,689	$595,513

ESHALLGO INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended
	March 31,
	2024	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$8,652	$477,689	$595,513
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(8,652)	(477,689)	(595,513)
Net cash used in operating activities	—	—	—

CHANGES IN CASH AND CASH EQUIVALENTS	—	—	—

CASH AND CASH EQUIVALENTS, beginning of year	—	—	—

CASH AND CASH EQUIVALENTS, end of year	$—	$—	$—